Label	Element	Value
Roundhill Daily 2X Long Magnificent Seven ETF | ROUNDHILL MAGNIFICENT SEVEN SWAP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	199.70%
Roundhill Daily 2X Long Magnificent Seven ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.00%
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Magnificent Seven ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.10%)
Roundhill Daily 2X Long Magnificent Seven ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	136.80%	[1]
Roundhill Daily 2X Long Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Roundhill Daily 2X Long Magnificent Seven ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	136.90%
Roundhill Daily 2X Long Magnificent Seven ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.80%
Roundhill Daily 2X Long Magnificent Seven ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.00%
Roundhill Daily 2X Long Magnificent Seven ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(75.70%)

[1]
*	Held for cash and collateral management purposes.